Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Shareholders' Equity
Schedule of stock-based compensation

	Year Ended December 31,
	2013	2014	2015
	(In thousands)
Costs of revenues	$6,234	$3,231	$5,272
Sales and marketing	8,643	5,092	10,793
Product development	11,418	7,217	14,234
General and administrative	20,806	16,953	25,840

	$47,101	$32,493	$56,139

Schedule of assumptions used to value the option grants

	Year Ended December 31,
	2013	2014	2015
Stock options:
Expected term (in years)	4.1	4.0	4.1
Expected volatility	58%	55%-56%	54%
Risk-free interest rate	0.6%	1.3%-1.9%	1.1%
Expected dividend yield	—	—	—

Summary of number of shares available for issuance

Shares Available
(In thousands)
December 31, 2012	5,252
Granted*	(610)
Cancelled/forfeited	69

December 31, 2013	4,711
Granted*	(1,841)
Cancelled/forfeited	92

December 31, 2014	2,962

New issued under the 2015 Plan	6,000
Granted*	(2,981)
Cancelled/forfeited	742
Expired	(995)

December 31, 2015	5,728

* In 2013, 2014 and 2015, 258,000, 918,000 and 1,620,000, restricted shares units, or 451,500, 1,605,900 and 2,834,700 equivalent option shares, respectively, were granted.

Summary of option activities under the Company' stock option program

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2012	1,209	$41.53	3.50	$11,183
Granted	160	$53.83
Exercised	(325)	$35.73
Cancelled/expired/forfeited	(6)	$30.39

December 31, 2013	1,038	$45.31	3.48	$40,411
Granted	235	$38.38
Exercised	(240)	$32.58
Cancelled/expired/forfeited	(11)	$47.94

December 31, 2014	1,022	$46.68	3.90	$809

Granted	147	$35.69
Exercised	(50)	$29.12
Cancelled/expired/forfeited	(196)	$51.65

December 31, 2015	923	$44.83	3.37	$5,208

Vested and expected to vest as of December 31, 2014	1,009	$46.77	3.88	$809
Exercisable as of December 31, 2014	591	$48.36	3.16	$809
Vested and expected to vest as of December 31, 2015	914	$44.90	3.35	$5,103
Exercisable as of December 31, 2015	616	$48.52	2.69	$1,537

Schedule of stock options outstanding

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2014
$24.39 - $38.27	289	$35.26	69	$25.68	4.73
$40.07 - $45.13	82	$44.20	39	$45.13	3.75
$51.48 - $51.48	491	$51.48	407	$51.48	3.39
$53.83 - $53.83	160	$53.83	76	$53.83	4.05

	1,022	$46.68	591	$48.36	3.90

As of December 31, 2015
$24.39 - $38.27	374	$36.48	84	$34.28	4.51
$40.07 - $40.07	15	$40.07	7	$40.07	5.81
$45.13 - $45.13	56	$45.13	48	$45.13	2.55
$51.48 - $51.48	478	$51.48	477	$51.48	2.49

	923	$44.83	616	$48.52	3.37

Weibo
Shareholders' Equity
Schedule of stock-based compensation

	Year Ended December 31,
	2013	2014	2015
	(In thousands)
Cost of revenues	$4,253	$755	$1,196
Sales and marketing	6,150	1,583	3,209
Product development	9,209	4,392	10,210
General and administrative	11,630	7,049	11,784

	$31,242	$13,779	$26,399

Schedule of assumptions used to value the option grants

Year Ended December 31,
	2013	2014*	2015*
Stock options:
Expected term (in years)	3.5 - 4.8	N/A	N/A
Expected volatility	54% -61%	N/A	N/A
Risk-free interest rate	0.5% - 1.2%	N/A	N/A
Expected dividend yield	—	—	—

* No options were granted by Weibo in 2014 and 2015.

Summary of number of shares available for issuance

Shares Available
(In thousands)
December 31, 2012	8,086
Granted*	(4,772)
Cancelled/expired/forfeited	1,157
Repurchased	177

December 31, 2013	4,648
Additions	1,000
Granted	(2,951)
Cancelled/expired/forfeited	41

December 31, 2014	2,738

One-time Addition	21,684
Granted	(4,851)
Cancelled/expired/forfeited	646

December 31, 2015	20,217

* In 2013, 800,000 restricted share units or 1,400,000 equivalent option shares was granted (see Restricted Share Units section below for details), in addition to 3,372,000 stock options granted under 2010 plan.

Summary of option activities under the Company' stock option program

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
January 1, 2013	23,469	$0.69	4.6	$60,226
Granted	3,372	$3.38
Exercise	(3,449)	$0.38
Cancelled/expired/forfeited	(1,157)	$2.49
Repurchased	(3,674)	$0.45

December 31, 2013	18,561	$1.17	4.3	$239,975
Granted	—	—
Exercise	(3,697)	$0.52
Cancelled/expired/forfeited	(534)	$2.84
Repurchased	—	—

December 31, 2014	14,330	$1.28	3.2	$185,684
Granted	—	—
Exercise	(7,309)	$1.11
Cancelled/expired/forfeited	(718)	$3.22
Repurchased	—	—
December 31, 2015	6,303	$1.26	2.4	$114,975

Vested and expected to vest as of December 31, 2014	14,261	$1.27	3.2	$184,937
Exercisable as of December 31, 2014	11,446	$0.76	2.7	$154,235
Vested and expected to vest as of December 31, 2015	6,237	$1.24	2.4	$113,909
Exercisable as of December 31, 2015	5,649	$1.01	2.2	$104,473

Schedule of stock options outstanding

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2014
$0.36 - $0.41	9,337	$0.37	9,337	$0.37	2.3
$0.96 - $1.80	844	$1.19	764	$1.18	3.1
$3.25 - $3.36	2,542	$3.29	1,345	$3.30	4.8
$3.43 - $3.50	1,607	$3.48	—	$—	5.5

	14,330	$1.28	11,446	$0.76	3.2

As of December 31, 2015
$0.36 - $0.41	4,167	$0.36	4,167	$0.36	1.7
$0.96 - $1.80	406	$1.24	406	$1.24	2.3
$3.25 - $3.36	682	$3.32	519	$3.33	3.5
$3.43 - $3.50	1,048	$3.48	557	$3.48	4.6

	6,303	$1.26	5,649	$1.01	2.2

Service-based restricted share units
Shareholders' Equity
Schedule of restricted share unit activity

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2012	361	$65.87
Awarded*	257	$71.24
Vested	(162)	$61.73
Cancelled	(38)	$63.07

December 31, 2013	418	$71.03
Awarded*	918	$39.67
Vested	(171)	$68.51
Cancelled	(46)	$64.33

December 31, 2014	1,119	$45.97

Awarded*	1,620	$39.16
Vested	(460)	$44.81
Cancelled	(312)	$44.60

December 31, 2015	1,967	$40.85

* 36,000 RSUs were granted to non-employee directors in 2013 and 2014, no RSUs were granted to non-employee directors in 2015.

Service-based restricted share units | Weibo
Shareholders' Equity
Schedule of restricted share unit activity

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
As at December 31, 2013	800	$13.19
Awarded	2,951	$17.11
Vested	(203)	$13.19
Cancelled	(41)	$17.23

As at December 31, 2014	3,507	$16.44

Awarded	4,851	$12.41
Vested	(1,211)	$14.69
Cancelled	(646)	$14.18

As at December 31, 2015	6,501	$13.98